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February 14, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:	Matthews International Funds -- File Nos. 033-78960 and 811-08510

Ladies and Gentlemen:

We are counsel to the Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) and hereby submit for review the enclosed Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of the Amendment is to seek review by the staff of the Securities and Exchange Commission of an additional prospectus, a revised prospectus and a revised statement of additional information with respect to (i) two new series of the Trust, which have been designated the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, and (ii) the addition of Institutional Class shares for two existing series of the Trust, the Matthews Asia Small Companies Fund and Matthews Asia Science and Technology Fund.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP